LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
LOAN RECEIVABLES
Schedule of loan receivables

USDm	2024	2023	2022
Loan receivables
Cost:
Balance as of January 01	4.7	4.7	4.7
Balance as of December 31	4.7	4.7	4.7

Expected credit loss:
Balance as of January 01	0.2	0.1	0.1
Additions during the year	—	0.1	—
Balance as of December 31	0.2	0.2	0.1

Carrying amount as of December 31	4.5	4.5	4.6